NOTE 9 - STOCK PURCHASE WARRANTS (Detail) - Schedule of warrants outstanding	6 Months Ended
Jun. 30, 2012
Exercise price range $1.01 - $1.25 [Member]
Number of warrants outstanding	24,998,850
Exercise price range	$1.01 - 1.25
Remaining contractual life	3 years 3 months
Exercise price range $1.26 - $1.50 [Member]
Number of warrants outstanding	150,000
Exercise price range	$1.26 - 1.50
Remaining contractual life	4 years 270 days
Exercise price range $1.51 - $1.75 [Member]
Number of warrants outstanding	5,603,564
Exercise price range	$1.51 - 1.75
Remaining contractual life	4 years 204 days
Exercise price range $1.76 - $2.00 [Member]
Number of warrants outstanding	500,000
Exercise price range	$1.76 - 2.00
Remaining contractual life	4 years 124 days
Exercise price range $2.01 - $2.25 [Member]
Exercise price range	$2.01 - 2.25
Exercise price range $2.26 - $2.50 [Member]
Number of warrants outstanding	60,000
Exercise price range	$2.26 - 2.50
Remaining contractual life	4 years 138 days